Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2017
Registrant Name	Absolute Shares Trust
Central Index Key	0001591939
Amendment Flag	false
Document Creation Date	Nov. 01, 2017
Document Effective Date	Nov. 01, 2017
Prospectus Date	Nov. 01, 2017
WBI Tactical Income Shares | WBI Tactical Income Shares
Prospectus:
Trading Symbol	WBII
WBI Tactical High Income Shares | WBI Tactical High Income Shares
Prospectus:
Trading Symbol	WBIH